Schedule I - Condensed Financial Information of Parent Company - Statements of Operations (Detail) - USD ($) $ in Thousands	12 Months Ended
	May 31, 2016	May 31, 2015	May 31, 2014
Operating costs and expenses:
General and administrative	$ 471,010	$ 378,434	$ 324,210
Total operating costs and expenses	1,283,271	1,093,237	944,941
Operating loss	198,837	153,529	197,567
Interest income	66,861	66,605	44,880
Equity in earnings of subsidiaries and VIEs	(4,425)	(1,537)	(1,453)
Net income attributable to New Oriental Education & Technology Group Inc.	224,884	193,013	215,704
Parent Company [Member]
Operating costs and expenses:
General and administrative	16,732	12,963	20,435
Total operating costs and expenses	16,732	12,963	20,435
Operating loss	(16,732)	(12,963)	(20,435)
Interest income	1	2	1
Equity in earnings of subsidiaries and VIEs	241,615	205,974	236,138
Net income attributable to New Oriental Education & Technology Group Inc.	$ 224,884	$ 193,013	$ 215,704